Loss per share (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of loss per share

The following table reconciles the numerators and denominators used in the basic and diluted loss per share calculations:

	2025	2024	2023
Loss attributable to ordinary equity holders of the parent (€000)	(1,694)	(15,334)	(31,016)
Number of ordinary shares used for loss per share (weighted average)
Basic	1,335,722	527,882	418,545
Diluted	1,335,722	527,882	418,545
Basic (loss)/ earnings per ordinary share	(1.27)	(29.05)	(74.11)
Diluted (loss)/ earnings per ordinary share	(1.27)	(29.05)	(74.11)

Schedule of diluted weighted average number of ordinary shares
	2025	2024
Warrants	3,000,360	267,061
RSUs - outstanding	102	273
RSUs - vested but no ordinary shares issued	200,135	5,558
Incentive shares	143	143
Share options	583,812	55,307